Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net loss	$ (3,695,535)	$ (764,611)	$ (8,115,878)	$ (3,235,506)
Less: net loss - discontinued operations	(1,453)	(95,826)	(179,694)	(282,044)
Net loss - continuing operations	(3,694,082)	(668,785)	(7,936,184)	(2,953,462)
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash financing cost under contingent liability		92,000		278,200
Interest income under acquisition note		(15,986)		(17,599)
Warrants issued for services				84,230
Warrants issued for financing cost				721,470
Depreciation and amortization	378,109		45,552
Impairment of inventory				4,803
Loss on debt extinguishment		127,705	113,955	111,730
Loss on settlement of pre-existing assets			1,490,803
Derivative expense			653,792
Change in fair value of derivative liabilities	950,053		190,102
Gain on debt extinguishment - derivative liabilities			(500,678)
Amortization of debt discount	138,972	50,372	332,021	638,194
Bad debt expense	61,158		201,859	2,054
Stock issued for services		995	98,195	7,800
Stock issued for financing costs				50,000
Vesting of Series C - preferred stock - issued as compensation	410,040		1,521,840
Interest expense incurred in connection with increase in debt principal			73,750
Impairment of goodwill			897,542
(Increase) decrease in
Accounts receivable	(28,574)	(5,252)	(66,141)	(2,054)
Inventory	(30,182)	30,921	(67,288)	11,549
Prepaids and other	96,356	(52,261)	123,983	(104,134)
Increase (decrease) in
Accounts payable and accrued expenses	(467,393)	175,988	1,495,231	839,797
Accounts payable and accrued expenses - related party	1,942,639	44,200	(282,910)	153,300
Deferred revenues	29,479		45,029	(392,902)
Net cash used in operating activities - continuing operations	(213,425)	(220,103)	(1,569,547)	(567,024)
Net cash used in operating activities - discontinued operations	(29,963)	91,862	(64,936)	(142,966)
Net cash used in operating activities	(243,388)	(128,241)	(1,634,483)	(709,990)
Investing activities
Cash and debt acquired in acquisitions	1,269,000		28,340
Acquisition of property and equipment	(33,981)		(200,851)
Advances to future targets - including interest receivable			(429,607)	(149,990)
Acquisition costs secured by debt		(128,580)		(297,880)
Net cash used in investing activities	1,235,019	(128,580)	(602,118)	(447,870)
Financing activities
Proceeds from notes payable		402,050	1,547,000	1,252,805
Repayments on notes payable	(3,236)		(23,988)
Repayments on mortgage notes payable	(1,341)
Proceeds from convertible notes payable			959,650
Repayments on convertible notes payable	(1,341)		(33,490)
Net cash provided by financing activities	(4,577)	402,050	2,449,172	1,252,805
Net increase in cash	987,054	145,229	212,571	94,945
Cash - beginning of year	350,231	148,294	137,660	53,349
Cash - end of year	1,337,285	293,523	350,231	148,294
Supplemental disclosure of cash flow information
Cash paid for interest	32,802		32,802
Cash paid for income tax
Supplemental disclosure of non-cash investing and financing activities
Common stock issued in connection with conversion of convertible notes payable	494,370		264,120
Issuance of Series C - convertible preferred stock in connection with acquisition of Victorville	39,000,060
Issuance of Series C - convertible preferred stock in connection with acquisition of Rancho Mirage	42,280,080
Contingent consideration liabilities	11,925,000
Net deficit of Victorville acquired	4,080,000
Net equity of Rancho Mirage acquired	(1,463,000)
Forgiveness of pre-existing relationship with target acquiree	2,652,671
Deemed dividend associated with Series B, convertible preferred stock - dilutive warrant adjustments		11,566	11,566	69,181
Series D, convertible preferred stock issued in connection with conversion of debt		113,955		113,955
Increase in debt principal and related accrued interest		$ 15,813
Issuance of Series C - convertible preferred stock in connection with acquisition of SWC			4,399,982
Issuance of Series C - convertible preferred stock in connection with acquisition of Skytech			528,000
Net equity of SWC acquired			1,142,145
Net equity of Skytech acquired			262,150
Debt discount in connection with the issuance of convertible notes payable			904,126	171,711
Common stock issued in connection with conversion of preferred stock				686
Series A, preferred stock issued in connection with acquisition of FHVH				435,729
Series C, convertible preferred stock issued in connection with acquisition of FHVH				868,708
Increase in debt principal				14,375
Common stock issued to settle accounts payable and accrued expenses				33,000
Acquisition of debt in acquisition				$ 126,000